Reserves - Schedule of Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Share-based payment reserve	$ 23,937	$ 24,294	$ 22,692	$ 4
Foreign currency translation reserve	3,067	2,883	$ 3,044	$ 3,285
Closing Balance	$ 27,004	$ 27,176